INVENTORIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
INVENTORIES
Inventory, gross	¥ 85,442	$ 12,388	¥ 38,705
Less: inventory provision	(607)	(88)	(620)
Total inventories	84,835	12,300	38,085
Medicine
INVENTORIES
Inventory, gross	9,896	1,435	10,259
Medical material
INVENTORIES
Inventory, gross	72,971	10,580	27,754
Low-value Consumables
INVENTORIES
Inventory, gross	¥ 2,575	$ 373	¥ 692